COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Commitments Contingencies and Guarantess [Abstract]
Summary of Assets and Portfolio Assets Brookfield & Partners have Agreed to Acquire
The following table lists the assets and portfolio of assets that Brookfield Renewable, together with institutional partners have agreed to acquire which are subject to customary closing conditions as at December 31, 2024:

Region	Technology	Capacity	Consideration	Brookfield Renewable Economic Interest	Expected Close
China	Wind	50 MW development	CNY58 million ($8 million)	20%	H1 2025
China	Wind	201 MW development	CNY599 million ($82 million)	20%	H1 2025
Brazil	Distributed energy & storage	812 MW development 30 MW operating	R$322 million ($52 million)	20%	2025 - 2026
Australia	Various	2 GW development 55 MW operating	A$268 million ($166 million)	15%	2025

Summary of Letters of Credit Issued by Brookfield Renewable
Letters of credit issued by Brookfield Renewable along with institutional partners and its subsidiaries were as at the following dates:

(MILLIONS)	2024	2023
Brookfield Renewable along with institutional partners	$74	$100
Brookfield Renewable's subsidiaries	2,718	2,026
	$2,792	$2,126